Income tax expenses - Summary of Income Taxes Paid by Jurisdiction (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Domestic - PRC	¥ 2,972
Total	4,897
United Kingdom
Effective Income Tax Rate Reconciliation [Line Items]
Other jurisdictions	1,592
Japan
Effective Income Tax Rate Reconciliation [Line Items]
Other jurisdictions	355
Other
Effective Income Tax Rate Reconciliation [Line Items]
Other jurisdictions	¥ 22